COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended				12 Months Ended
	Nov. 30, 2012	Jan. 31, 2012	Dec. 31, 2013 sqft	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2013 Massachusetts Viryanet Inc [Member] sqft	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Motor Vehicle [Member]	Dec. 31, 2012 Motor Vehicle [Member]	Dec. 31, 2011 Motor Vehicle [Member]	Dec. 31, 2013 Office Space [Member]	Dec. 31, 2012 Office Space [Member]	Dec. 31, 2011 Office Space [Member]
Commitments And Contingencies [Line Items]
Government Grant				$ 372	$ 372
Royalty Commitment Rate							3.00%	5.00%
Royalty Commitment Pay Maximum Amount Percentage Description			up to 100% of the grants received from the OCS
Average Annual Rent	145	197
Operating Leases, Rent Expense									132	136	150	342	316	343
Operating Leases, Future Minimum Payments Due, Next Twelve Months			351						92
Operating Leases, Future Minimum Payments, Due In Two Years			326						25
Operating Leases, Future Minimum Payments, Due In Three Years			213						12
Bank Guarantee			79
Accrued Royalties Contingent Liability			404
Land Subject to Ground Leases (in Square feet)			6,025			10,372
Payment To Royalty			$ 42